Financial Instruments And Fair Value Measurements (Schedule Of Fair Value Assets Measured On A Non-Recurring Basis) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks	$ 207	$ 207	$ 207
Goodwill	1,652	1,659	1,634
Definite lived intangible assets	486	585	649
Property, plant, and equipment	1,294	1,364	1,266
Total	3,639	3,815	3,756
Definite lived intangible assets, Impairment			5
Property, plant, and equipment, Impairment	2	7
Fair value asset impairment charges	2	7	5
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks
Goodwill
Definite lived intangible assets
Property, plant, and equipment
Total
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks
Goodwill
Definite lived intangible assets
Property, plant, and equipment
Total
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks	207	207	207
Goodwill	1,652	1,659	1,634
Definite lived intangible assets	486	585	649
Property, plant, and equipment	1,294	1,364	1,266
Total	$ 3,639	$ 3,815	$ 3,756